Athene Annuity and Life Company
Legal Department
7700 Mills Civic Parkway
8A-17a
West Des Moines, IA 50266

Tel.: 515-342-4545
Email: cjefferson@athene.com
May 16, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:     Athene Annuity and Life Company (the “Registrant”), Registration Statement on Form N-4 (File No. 333-270465)

Commissioners:

The above-referenced registration statement has been declared effective by the Commission. The Registrant certifies that:

(1)The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the amended registration statement, and

(2)The text of the amended registration statement has been filed electronically.

If you have any questions, please call the undersigned at 515-342-4545. Thank you for your attention to this filing.

Sincerely,

/s/ Chris Jefferson

Chris Jefferson
Vice President, Senior Counsel
Athene Annuity and Life Company